Commitments and Contingencies (Details Narrative) (USD $) In Thousands, unless otherwise specified				12 Months Ended		0 Months Ended			0 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2013 New Corporate Headquarters [Member]	Dec. 31, 2012 New Corporate Headquarters [Member] sqft	Aug. 08, 2013 Tribute Term Loan [Member]	Feb. 04, 2014 Tribute Term Loan [Member] Subsequent Event [Member]	Dec. 31, 2013 Tribute [Member]	Feb. 04, 2014 Tribute [Member] Subsequent Event [Member]	Dec. 31, 2013 TRT [Member]	Jun. 12, 2013 TRT [Member]	Dec. 13, 2013 Syn Cardia Systems [Member]	Dec. 10, 2013 Dental Products Company [Member]
Area of Real Estate Property (in Square Feet)					1,300
Operating Leases, Rent Expense				$ 22
Financing Receivable, Net	29,286	20,179	6,500			8,000		2,000				16,000	6,000
Payments to Acquire Notes Receivable						6,000	2,000		2,000
Royalty Stream Contingent Consideration, Liability										$ 1,250	$ 1,250